STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Y	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	0.54%	1.80%
Distribution yield	2.43%	1.35%
Expected volatility (as a percent)	21.15%	17.94%
Expected remaining life	4.6	5.1
Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	0.27%	1.79%
Distribution yield	1.00%	1.00%
Expected volatility (as a percent)	28.96%	14.53%
Expected remaining life	1.0	1.1
TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	0.53%	1.80%
Expected volatility (as a percent)	56.27%	51.81%
Expected remaining life	4.5	4.9